PVR Partners, L.P.

Penn Virginia Resource Finance Corporation II

Three Radnor Corporate Center, Suite 301

100 Matsonford Road

Radnor, Pennsylvania 19087

December 18, 2013

VIA EDGAR

Mara L. Ransom

Assistant Director

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, D.C. 20549

Re:	PVR Partners, L.P.
Registration Statement on Form S-4, Initially Filed on November 22, 2013
File No. 333-192498

Dear Ms. Ransom:

On behalf of PVR Partners, L.P. (“PVR Partners”), Penn Virginia Resource Finance Corporation II (together with PVR Partners, the “Issuers”) and the additional registrant guarantors (together with the Issuers, the “Registrants”), we are submitting this letter in response to the comments contained in the letter from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”), dated December 16, 2013 (the “Comment Letter”), with respect to the above captioned filing (as amended, the “Registration Statement”).

Concurrently with this letter, the Registrants are electronically submitting Amendment No. 1 to the Registration Statement (the “Amendment”) for filing under the Securities Act of 1933 (the “Securities Act”). The Amendment includes revisions made in response to comments of the Staff contained in the Comment Letter.

For your convenience, the exact text of the comments provided in the Comment Letter has been included in bold face type in the order presented in the Comment Letter. The Registrants’ response to each comment is set forth immediately below the text of the applicable comment. Capitalized terms used in this letter but not otherwise defined have the meanings assigned to them in the Amendment.

General

1.

We note that you are registering the exchange notes in reliance on the positions enunciated in Exxon Capital Holdings Corporation (available May 13, 1988), Morgan Stanley & Co. Incorporated (available June 5, 1991) regarding resales, and Shearman & Sterling (available July 2, 1993) with respect to the participation of broker-dealers. Accordingly, with the next amendment please submit as correspondence a letter (1)

December 18, 2013

indicating that you are registering the exchange offer in reliance on the positions set forth in those letters and (2) including the statements and representations substantially in the form set forth in the Morgan Stanley & Co. Incorporated and Shearman & Sterling letters.

Response: Concurrently with the electronic submission of the Amendment, the Registrants are providing a supplemental letter via EDGAR stating that the Registrants are registering the exchange offer in reliance on the Staff’s position in the Exxon Capital Holdings Corporation, Morgan Stanley & Co. Incorporated and Shearman & Sterling no-action letters. This supplemental letter contains the representations contained in the Morgan Stanley & Co. Incorporated and Shearman & Sterling no-action letters.

Prospectus Cover Page

2.	Please disclose the following on your prospectus cover page:

•	Any Broker-Dealer who receives new securities pursuant to the exchange offer acknowledges that it will deliver a prospectus in connection with any resale of such new securities; and,

•	Any Broker-Dealer who acquired the old securities as a result of market-making or other trading activities may use the prospectus for the exchange offer, as supplemented or amended, in connection with re-sales of the new securities.

Response: The Registrants have revised the Prospectus cover page as requested.

Where You Can Find More Information, page ii

3.	Please revise the third bullet to include the Form 8-K filed September 17, 2013.

Response: The Registrants have revised the Registration Statement as requested. See page ii of the Amendment.

Exchange Offer, page 14

Expiration Date, page 17

4.	As currently represented, the offer could be open for less than 20 full business days due to the 5:00 p.m. expiration time instead of an expiration time of midnight on what

December 18, 2013

ultimately may be the twentieth business day following commencement. See Question and Answer Eight in Exchange Act Release No. 16623 (March 5, 1980). Please confirm that the offer will be open at least through midnight on the twentieth business day. See Rule 14d-1(g)(3).

Response: The Registrants confirm that the time set for the expiration of the exchange offer will be no sooner than 5:00 p.m. on the twenty-first business day following the commencement of the exchange offer.

Extensions, Delays in Acceptance, Termination or Amendment, page 17

5.	We note your disclosure indicating that if you delay accepting any old notes or terminate the exchange offer, you will “promptly pay.” Please revise to state that you will issue the new notes or return the old notes promptly after expiration of the offer. Please see Exchange Act Rule 14e-1(c).

Response: The Registrants have revised the Registration Statement as requested. See pages 16 and 18 of the Amendment.

Your Representations to Us, page 19

6.	Please revise to include a representation that any party acquiring securities in the exchange offer is not engaged in and does not intend to engage in a distribution of the new securities. Please also ensure that your letter of transmittal reflects this requirement.

Response: The Registrants have revised the Registration Statement and the letter of transmittal as requested. See pages 19 and 75 of the Amendment.

If any additional supplemental information is required by the Staff, please contact the undersigned at (610) 975-8200 or Adorys Velazquez or John P. Johnston of Vinson & Elkins L.L.P., whose telephone number and mailing address are shown on the facing sheet of the Registration Statement.

Very truly yours,

PVR PARTNERS, L.P.
By:	PVR GP, LLC, its General Partner
/s/ Robert B. Wallace
Name:	Robert B. Wallace
Title:	Executive Vice President and Chief Financial Officer

PENN VIRGINIA RESOURCE FINANCE CORPORATION II
/s/ Robert B. Wallace
Name:	Robert B. Wallace
Title:	Executive Vice President and Chief Financial Officer

PVR FINCO LLC
By:	PVR PARTNERS, L.P., its sole member
/s/ Robert B. Wallace
Name:	Robert B. Wallace
Title:	Executive Vice President and Chief Financial Officer

PENN VIRGINIA OPERATING CO., LLC PVR MIDSTREAM LLC
By:	PVR FINCO LLC, their sole member
/s/ Robert B. Wallace
Name:	Robert B. Wallace
Title:	Executive Vice President and Chief Financial Officer

CONNECT ENERGY SERVICES, LLC

CONNECT GAS PIPELINE LLC

PVR GAS PIPELINE, LLC

PVR GAS PROCESSING LLC

PVR HYDROCARBONS LLC

PVR LAVERNE GAS PROCESSING LLC

PVR MARCELLUS GAS GATHERING, LLC

PVR GAS GATHERING LLC

By:	PVR MIDSTREAM LLC, their sole member
/s/ Robert B. Wallace
Name:	Robert B. Wallace
Title:	Executive Vice President and Chief Financial Officer

DULCET ACQUISITION LLC FIELDCREST RESOURCES LLC K RAIL LLC KANAWHA RAIL LLC LJL, LLC LOADOUT LLC SUNCREST RESOURCES LLC TONEY FORK LLC
By:	PENN VIRGINIA OPERATING CO., LLC, their sole member
/s/ Robert B. Wallace
Name:	Robert B. Wallace
Title:	Executive Vice President and Chief Financial Officer
PVR WATER SERVICES, LLC PVR NEPA GAS GATHERING, LLC
By:	PVR MARCELLUS GAS GATHERING, LLC, their sole member
/s/ Robert B. Wallace
Name:	Robert B. Wallace
Title:	Executive Vice President and Chief Financial Officer